INVESTMENTS (Tables)	9 Months Ended
Sep. 30, 2023
Disclosure of detailed information about investment property [abstract]
SCHEDULE OF INVESTMENTS
Balance at December 31, 2022	$192,583
Change in fair value	14,046
Balance at September 30, 2023	$206,629

SCHEDULE OF FAIR VALUE OF INVESTMENT	Fair value of investments is comprised of:
Public company shares	$71,429
Private company shares	135,200
Balance at September 30, 2023	$206,629

SCHEDULE OF WEIGHTED AVERAGE ASSUMPTION FOR FAIR VALUES WARRANTS
As at	December 31, 2022
Risk free interest rate	4.07%
Expected volatility	116.00%
Expected life	0.21 years
Expected dividend yield	0%